Earnings Per Share (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Diluted
Profit for the year of continuing operations attributable to equity holders of the parent	$ (26,083)	$ (1,013)	$ (3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year per share attributable to equity holders of the parent	$ (25,615)	$ 14,727	$ (1,120)
Weighted average number of ordinary shares outstanding	575	579	575
Diluted earnings per share	$ (4,455)	$ 2,544	$ (195)